Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	¥ 345,640		¥ 198,640		$ 50,477
Less: accumulated amortization	(67,687)		(30,018)		(9,885)
Intangible assets, net	277,953		168,622		40,592
Amortization expenses	38,302	$ 5,594	23,081	¥ 7,020
Impairment charges on intangible asset	0		0	¥ 0
Estimated annual amortization expense
2021	56,965				8,319
2022	48,480				7,080
2023	41,532				6,065
2024	35,379				5,167
2025	27,204				3,973
Customer relationship
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	71,180		51,780		10,395
Trademark
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	111,450		111,450		16,276
Student base
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	2,390		2,390		349
License
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	23,600		23,600		3,447
Franchise agreements
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	9,420		¥ 9,420		1,375
Technology and system
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	¥ 127,600				$ 18,635